Stock-based Awards (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based Compensation Cost
Total stock-based compensation expense	$ 11,540	$ 3,616	$ 9,346	$ 10,320	$ 6,208
Amount capitalized to internal software use	614	251	540	214	266
Total stock-based compensation cost	12,154	3,867	9,886	10,534	6,474
Cost of revenue
Stock-based Compensation Cost
Total stock-based compensation expense	163	53	141	122	47
Sales and marketing
Stock-based Compensation Cost
Total stock-based compensation expense	2,344	1,104	2,561	1,571	1,076
Technology and development
Stock-based Compensation Cost
Total stock-based compensation expense	1,865	783	1,762	1,428	1,096
General and administrative
Stock-based Compensation Cost
Total stock-based compensation expense	$ 7,168	$ 1,676	$ 4,882	$ 7,199	$ 3,989